GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Changes in the Carrying Amounts of Goodwill
(a) Goodwill
The changes in the carrying amounts of goodwill by segment are as follows:

	Mocha Clubs (1)	Corporate and Other (2)	Total
Balance at January 1, 2019	$81,376	$—	$81,376
Acquisition	—	13,731	13,731
Foreign currency translations	444	69	513

Balance at December 31, 2019	81,820	13,800	95,620
Impairment	—	(13,867)	(13,867)
Foreign currency translations	383	67	450

Balance at December 31, 2020	82,203	—	82,203
Foreign currency translations	(482)	—	(482)

Balance at December 31, 2021	$81,721	$—	$81,721

Notes
(1)
The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006.

As of December 31, 2021, the gross amount of goodwill and accumulated impairment losses were $81,721 and nil, respectively.

(2)
The amount represents goodwill which arose from the acquisition of Japan Ski Resort in
2019
as described in Note 26. As of December 31, 2021, the gross amount of goodwill and accumulated impairment losses were $13,783 and $13,783, respectively.

Summary of Intangible Assets, Net
(b) Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2021	2020
Indefinite-lived intangible assets:
Trademarks of Mocha Clubs	$4,210	$4,235

Total indefinite-lived intangible assets	4,210	4,235

Finite-lived intangible assets:
Internal-use software	56,106	51,882
Less: accumulated amortization	(19,331)	(9,110)

	36,775	42,772

Proprietary rights	11,942	12,013
Less: accumulated amortization	(1,380)	(187)

	10,562	11,826

Total finite-lived intangible assets	47,337	54,598

Total intangible assets, net	$51,547	$58,833

Summary of Estimated Future Amortization Expenses of Finite-Lived Intangible Assets
As of December 31, 2021, the estimated future amortization expenses of finite-lived intangible assets (other than gaming subconcession) are as follows:

Year ending December 31,
2022	$11,377
2023	8,063
2024	3,763
2025	3,230
2026	3,214
Over 2026	17,690

$47,337